Tax situation (Details Textual)					1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 02, 2014	Oct. 01, 2013 USD ($)	Oct. 01, 2013 PEN (S/)	Feb. 14, 1998	Jan. 02, 2017	Dec. 31, 2014 USD ($)	Sep. 28, 2011	Dec. 31, 2011 USD ($)	Dec. 31, 2011 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 PEN (S/)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 PEN (S/)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Jun. 27, 2016 USD ($)	Dec. 31, 2014 PEN (S/)	Dec. 17, 2014 PEN (S/)
Disclosure Of Income Tax Explanatory [Line Items]
Applicable tax rate										29.50%	29.50%	32.00%	32.00%	32.00%
Income Tax Rate Applicable To Dividends										5.00%	5.00%
Applicable Tax Rate With Respect To Results Obtained														6.80%	4.10%
Unused tax losses for which no deferred tax asset recognised										$ 412,302,000		$ 415,149,000								S/ 1,337,919,000	S/ 1,347,159,000
Mining royalties										31,217,000		27,611,000		$ 27,188,000
Valuation allowance on deferred income tax asset										51		386		510
Term of agreement of guarantees and measures to promote investments				15 years
Current tax assets, non-current										3,413,000		3,660,000
Tax Assessments Liability | S/																							S/ 106,400,000	S/ 106,400,000
Penalties and interest unrecognised						$ 139,700,000									S/ 139,700,000
Penalties and interest paid to government		$ 89,200,000
Tax payment, Estimate of Possible Loss		$ 151,500,000	S/ 492,000,000
Tax payment based on exchange rates										141,700,000		141,700,000
Tax payment based on estimated due										145,900,000	S/ 459,700,000		S/ 459,700,000
Penalties and interest for default tax								$ 7,800,000								$ 99,900,000		$ 56,200,000	S/ 289,200,000
Notional amount										275,000,000		275,000,000										$ 275,000,000
Mining royalties payable										82,100,000		110,800,000								266,300,000	372,200,000
Current tax expense (income)										23,837,000		39,444,000		14,222,000
Current tax expense income relating to special mining tax										102,600,000		14,900,000
Current tax expense income relating to mining royalties										110,700,000		22,900,000
Current tax expense income relating to statutory retirement fund										10,900,000		2,200,000
Deferred tax expense (income)										(5,825,000)		14,060,000		541,000
Tax expense (income), continuing operations										18,012,000		53,504,000		$ 14,763,000
Disputed mining royalties and special mining taxes for prior years included in current income tax expense										245,900,000
Disputed mining royalties for prior period included in current income tax expense										69,000,000
Special mining tax for prior period included in current income tax expense										61,700,000
Tax on Statutory retirement fund for prior period included in current income tax expense										5,900,000
Other taxes for prior period included in current income tax expense										109,300,000
Other taxes included in deferred tax expense income										(241,700,000)
Amount of the assessment, including interest and penalties								$ 15,300,000	S/ 49,800,000							$ 180,700,000	S/ 586,500,000	$ 89,100,000	S/ 289,200,000
Net charges associated with disputed royalty assessments										393,000,000
Potential unpaid penalties and interest										385,000,000
Letters of Credit [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Notional amount										$ 86,500,000		$ 115,300,000								S/ 280,800,000	S/ 387,500,000
Bottom of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Royalty rate on revenue	1.00%
Top of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Royalty rate on revenue	12.00%
Notional amount						$ 800
Peruvian government [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Applicable tax rate										32.00%	32.00%
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Applicable tax rate					29.50%					29.50%	29.50%	28.00%	28.00%	28.00%
Maximum mining tax rate on operating profit							12.00%
Mining royalties										$ 3,140,629		$ 3,742,000		$ 2,456,000
Employers contribution rate										0.50%	0.50%
Employees Contribution Rate										0.50%	0.50%
Income and mining tax expense										$ 28,685		141,870		459,000
Current tax expense (income)										7,026,000		43,127,000		118,913,000
Deferred tax expense (income)										0		0		483,804,000
Tax expense (income), continuing operations										7,026,000		43,127,000		602,717,000
Minera Yanacocha SRL and subsidiary [Member] | Special Mining Burden GEM [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Additional income and mining tax expense										3,526,000		6,945,000		19,883,000
Minera Yanacocha SRL and subsidiary [Member] | Special mining tax rate IEM [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax expense										$ 1,418,000		$ 3,259,000		$ 1,838,000
Minera Yanacocha SRL and subsidiary [Member] | Special mining tax rate IEM [Member] | Bottom of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax rate on operating profit										2.00%	2.00%
Minera Yanacocha SRL and subsidiary [Member] | Special mining tax rate IEM [Member] | Top of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax rate on operating profit										8.40%	8.40%
Minera Yanacocha SRL and subsidiary [Member] | Special mining burden rateGEM [Member] | Bottom of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax rate on operating profit										4.00%	4.00%
Minera Yanacocha SRL and subsidiary [Member] | Special mining burden rateGEM [Member] | Top of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax rate on operating profit										13.12%	13.12%
Minera Yanacocha SRL and subsidiary [Member] | Peruvian government [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Royalty rate on revenue							1.00%
Minera Yanacocha SRL and subsidiary [Member] | Fiscal year 2015 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Progressive income tax rate						28.00%
Minera Yanacocha SRL and subsidiary [Member] | Fiscal year 2017 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Progressive income tax rate						27.00%
Minera Yanacocha SRL and subsidiary [Member] | Fiscal year 2019 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Progressive income tax rate						26.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory [Line Items]
Applicable Tax Rate With Respect To Results Obtained										5.00%	5.00%